TRANSAMERICA IDEX MUTUAL FUNDS

TA IDEX Mercury Global Allocation

TA IDEX Mercury Large Cap Value

Supplement dated October 27, 2006 to the currently effective Prospectus, as previously supplemented

The following information supplements, amends and replaces the information in the Prospectus regarding TA Mercury Global Allocation and TA IDEX Mercury Large Cap Value (the “Funds”):

On October 1, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. completed a transaction to merge Merrill Lynch’s investment management business, operated by certain affiliates including the Funds’ sub-adviser, Fund Asset Management, L.P., doing business as Mercury Advisors (“Mercury”), and BlackRock, Inc. to create a new independent company, BlackRock Investment Management, LLC (“BlackRock”). The transaction was deemed to result in an “assignment” of the sub-advisory agreements between Mercury and Transamerica Fund Advisors, Inc. (“TFAI”), the investment adviser to the Funds, which caused the sub-advisory agreements to terminate.

The Board of Trustees of the Funds has approved new sub-advisory agreements between TFAI and BlackRock. The Funds’ sub-advisory agreements with BlackRock have substantially the same terms as the sub-advisory agreements with Mercury, including the services provided and the sub-advisory fees to be paid by TFAI to BlackRock, except that for purposes of calculating the investment sub-advisory fee payable to BlackRock, average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust. There has been no change to the investment management teams or the investment programs of the Funds.

Effective on October 27, 2006, all references to the Funds in the Prospectus are hereby changed as follows:

Original Name           New Name

TA IDEX Mercury Global Allocation        TA IDEX BlackRock Global Allocation

TA IDEX Mercury Large Cap Value          TA IDEX BlackRock Large Cap Value

In addition, all references to Mercury in the Prospectus are replaced with references to:

BlackRock Investment Management, LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

An Information Statement will be sent to shareholders to discuss the appointment of BlackRock in more detail.

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TA IDEX Salomon All Cap

TA IDEX Salomon Investors Value

The following information supplements, amends and replaces the information in the Prospectus regarding TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value (the “Funds”):

Effective October 27, 2006, the Board of Trustees approved the replacement of the Funds’ sub-adviser, Salomon Brothers Asset Management, Inc. (“Salomon”), by ClearBridge Advisors, LLC (“ClearBridge”). Each of Salomon and ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. There has been no change to the investment management teams, investment programs, or investment advisory and sub-advisory fees of the Funds.

Effective October 27, 2006, all references to the Funds in the Prospectus are hereby changed as follows:

Original Name	New Name

TA IDEX Salomon All Cap          TA IDEX Legg Mason Partners All Cap

TA IDEX Salomon Investors Value           TA IDEX Legg Mason Partners Investors Value

In addition, all references to Salomon in the Prospectus are replaced with references to:

ClearBridge Advisors, LLC, 399 Park Avenue, New York, New York 10022.

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Investors Should Retain This Supplement for Future Use

TRANSAMERICA IDEX MUTUAL FUNDS

TA IDEX Mercury Global Allocation

TA IDEX Mercury Large Cap Value

Supplement dated October 27, 2006 to the currently effective Statement of Additional Information,

as previously supplemented

The following information supplements, amends and replaces the information in the Statement of Additional regarding TA Mercury Global Allocation and TA IDEX Mercury Large Cap Value (the “Funds”):

On October 1, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. completed a transaction to merge Merrill Lynch’s investment management business, operated by certain affiliates including the Funds’ sub-adviser, Fund Asset Management, L.P., doing business as Mercury Advisors (“Mercury”), and BlackRock, Inc. to create a new independent company, BlackRock Investment Management, LLC (“BlackRock”). The transaction was deemed to result in an “assignment” of the sub-advisory agreements between Mercury and Transamerica Fund Advisors, Inc. (“TFAI”), the investment adviser to the Funds, which caused the sub-advisory agreements to terminate.

The Board of Trustees of the Funds has approved new sub-advisory agreements between TFAI and BlackRock. The Funds’ sub-advisory agreements with BlackRock have substantially the same terms as the sub-advisory agreements with Mercury, including the services provided and the sub-advisory fees to be paid by TFAI to BlackRock, except that for purposes of calculating the investment sub-advisory fee payable to BlackRock, average daily net assets will be determined on a combined basis with the same named fund managed by the sub-adviser for AEGON/Transamerica Series Trust. There has been no change to the investment management teams or the investment programs of the Funds.

Effective on October 27, 2006, all references to the Funds in the Statement of Additional Information are hereby changed as follows:

Original Name           New Name

TA IDEX Mercury Global Allocation        TA IDEX BlackRock Global Allocation

TA IDEX Mercury Large Cap Value          TA IDEX BlackRock Large Cap Value

In addition, all references to Mercury in the Statement of Additional Information are replaced with references to:

BlackRock Investment Management, LLC, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

* * * * * * * *

TA IDEX Salomon All Cap

TA IDEX Salomon Investors Value

The following information supplements, amends and replaces the information in the Statement of Additional Information regarding TA IDEX Salomon All Cap and TA IDEX Salomon Investors Value (the “Funds”):

Effective October 27, 2006, the Board of Trustees approved the replacement of the Funds’ sub-adviser, Salomon Brothers Asset Management, Inc. (“Salomon”), by ClearBridge Advisors, LLC (“ClearBridge”). Each of Salomon and ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. There has been no change to the investment management teams, investment programs, or investment advisory and sub-advisory fees of the Funds.

Effective October 27, 2006, all references to the Funds in the Statement of Additional Information are hereby changed as follows:

Original Name	New Name

TA IDEX Salomon All Cap          TA IDEX Legg Mason Partners All Cap

TA IDEX Salomon Investors Value           TA IDEX Legg Mason Partners Investors Value

In addition, all references to Salomon in the Statement of Additional Information are replaced with references to:

ClearBridge Advisors, LLC, 399 Park Avenue, New York, New York 10022.

* * * * * * * *

Investors Should Retain This Supplement for Future Use